Prudential Investments LLC

Gateway Center Three

100 Mulberry Street

Newark, NJ 07102

March 3, 2006

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, DC 20549

Re:	Definitive Information Statement

American Skandia Trust

Ladies and Gentlemen:

On behalf of the above-referenced Fund, we are hereby filing in accordance with Rule 14C under the Securities and Exchange Act of 1934 a definitive information statement in connection with new subadvisory agreements for the Fund that were unanimously approved by the trustees of the Fund on September 13, 2005 and December 1, 2005.

If there are any questions with respect to this filing, please call me at 973-367-3028.

Sincerely,

/s/ Maria G. Master

Maria G. Master

Cc: Sally Samuel